Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Abstract]
Schedule Of Accumulated Other Comprehensive Income (Loss)

	Unrealized Gains (Losses) on Available-for-Sale Securities	Interest Rate Swap Contract	Totals

Balances at January 1, 2009, net of income taxes of $113,836	$—	$(169,914)	$(169,914)
Unrealized gains (losses) on available-for-sale securities, net of income taxes of $735	1,351	—	1,351
Change in fair value of interest rate swap contract, net of income taxes of $37,602	—	48,321	48,321

Balances at December 31, 2009, net of income taxes of $75,499	1,351	(121,593)	(120,242)
Unrealized gains (losses) on available-for-sale securities, net of income taxes of $859	1,614	—	1,614
Adjustments for net (gains) losses reclassified into net income, net of income taxes of $750	(1,393)	—	(1,393)
Change in fair value of interest rate swap contract, net of income taxes of $6,543	—	(11,103)	(11,103)

Balances at December 31, 2010, net of income taxes of $81,933	1,572	(132,696)	(131,124)
Unrealized gains (losses) on available-for-sale securities, net of income taxes of $39	(78)	—	(78)
Adjustments for net (gains) losses reclassified into net income, net of income taxes of $357	(663)	—	(663)
Change in fair value of interest rate swap contract, net of income taxes of $17,662	—	30,073	30,073
Reclassification adjustments for amortization of expense into net income, net of income taxes of $4,032	—	6,352	6,352

Balances at December 31, 2011, net of income taxes of $60,635	$831	$(96,271)	$(95,440)